Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, to be issued under the Amended and Restated 2018 Stock Incentive Plan of Resideo Technologies, Inc. and its Affiliates
Amount Registered | shares	8,241,175
Proposed Maximum Offering Price per Unit	26.21
Maximum Aggregate Offering Price	$ 216,001,196.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,829.77
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also registers an indeterminable number of additional shares of common stock of Resideo Technologies, Inc. (the “Company”), par value $0.001 per share (“Common Stock”), as may hereafter be offered or issued under the Amended and Restated 2018 Stock Incentive Plan of Resideo Technologies, Inc. and its Affiliates (the “Stock Incentive Plan”) to prevent dilution resulting from any future stock splits, stock dividends or similar adjustments of the outstanding Common Stock.

Represents the 8,241,175 shares of Common Stock of the Company reserved and available for issuance under the Stock Incentive Plan.

Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices per share of Common Stock of $26.21 on August 5, 2026, as reported on the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share to be issued under the 2018 Stock Plan for Non-Employee Directors of Resideo Technologies, Inc.
Amount Registered | shares	307,190
Proposed Maximum Offering Price per Unit	26.21
Maximum Aggregate Offering Price	$ 8,051,449.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,111.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also registers an indeterminable number of additional shares of Common Stock as may hereafter be offered or issued under the 2018 Stock Plan for Non-Employee Directors of Resideo Technologies, Inc. (the “Director Equity Plan”) to prevent dilution resulting from any future stock splits, stock dividends or similar adjustments of the outstanding Common Stock.

Represents the 307,190 shares of Common Stock of the Company reserved and available for issuance under the Director Equity Plan.

Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices per share of Common Stock of $26.21 on August 5, 2026, as reported on the New York Stock Exchange.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share to be issued under the Resideo Employee Stock Purchase Plan
Amount Registered | shares	921,569
Proposed Maximum Offering Price per Unit	23.59
Maximum Aggregate Offering Price	$ 21,739,812.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,002.27
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also registers an indeterminable number of additional shares of Common Stock as may hereafter be offered or issued under the Resideo Employee Stock Purchase Plan (the “Employee Stock Purchase Plan”) to prevent dilution resulting from any future stock splits, stock dividends or similar adjustments of the outstanding Common Stock.

Represents the 921,569 shares of Common Stock of the Company reserved and available for issuance under the Employee Stock Purchase Plan.

Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices per share of Common Stock of $26.21 on August 5, 2026, as reported on the New York Stock Exchange, multiplied by 90%, which is the percentage of the trading price per share applicable to purchasers under the Employee Stock Purchase Plan.